Redeemable Preferred Stock and Stockholders Deficit	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Redeemable Preferred Stock and Stockholders Deficit
6. Redeemable Preferred Stock and Stockholders' Deficit

Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock with a par value of $0.001 per share. The Company has designated 9,000,000 of these shares as Series A Convertible Preferred Stock.

On April 9, 2019 and separately on June 11, 2019, the Company entered into a Series A Preferred Stock Purchase Agreement with an investor. On April 9, 2019, the Company issued 86,000 shares for net proceeds of $75,000 (after deducting $3,000 of direct legal costs) and on June 11, 2019, the Company issued 58,300 shares for net proceeds of $50,000 (after $3,000 deduction of direct legal costs).

On September 17, 2019, the Company entered into a Series A Preferred Stock Purchase Agreement with an investor. The Company issued 58,300 shares for net proceeds of $50,000 (after $3,000 deduction of direct legal costs).

On February 25, 2020, the Company entered into a Series A Preferred Stock Purchase Agreement with an investor. The Company issued 47,300 shares for proceeds of $43,000.

During the quarter ended June 30, 2020, the Company entered into two Series A Preferred Stock Purchase Agreements with an investor. The Company issued 100,100 shares for proceeds of $91,000.

Rights and Privileges of the Series A Preferred Stock

☐	Voting – Series A Preferred Stock holders have no voting rights
☐	Dividends – 8% cumulative dividend, compounded daily, payable solely upon redemption, liquidation, or conversion. (increases to 22% for an event of default)
☐

Redemption – Company has the right to redeem the shares from the issuance date through 270 days following the issuance date using the table noted in the Certificate of Designations, Preferences, Rights and Limitations of Series A Convertible Preferred Stock agreement. After 270 days, except for the Mandatory Redemption, the Company does not have the right to redeem the shares.

☐

Mandatory Redemption – 18 months after the Issuance Date or upon the occurrence of an Event of Default, the Company is required to redeem all of the shares of Series A Preferred Stock of the Holder. The Company shall make a cash payment in an amount equal to the total number of shares of Series A Preferred Stock held by the Holder multiplied by the then current Stated Value as adjusted (including but not limited to the addition of any accrued unpaid dividends and the Default Adjustment

☐

Conversion – At any time after 6 months following the Issuance Date, the Holder may convert all or any part of the outstanding Series A Preferred Stock into shares of Common Stock. The Variable Conversion Price is defined as 75% of the the Market Price. The Market Price is defined as the average of the 3 lowest Trading Prices for the Common Stock during the 15 day Trading Period ending on the last complete Trading Day prior to the Conversion Date.

☐	Default Adjustments – Upon the occurrence of any Event of Default, the Stated Value will be increased between 150% and 200%, depending on the Event of Default.

Based on the terms of the conversion feature, the Company could be required to issue an infinite number of shares of common stock. As such, the Company has determined the conversion feature to be a derivative liability under relevant accounting guidance. The Company estimated the fair value of the conversion feature using the Binomial Lattice Model on the date of issuance, on the date of each conversion notice, and remeasures the fair value at each reporting period. During 2019, on the issuance dates of the series A preferred stock, the combined estimated fair value of the conversion features were determined to be $207,000. In connection with the fair value of the derivative liability, the Company recorded a total discount to the series A preferred stock of $161,000 and also recorded a deemed distribution of $55,000. During the three months ended March 31, 2020, the Company issued 47,300 shares of series A preferred stock for proceeds of $40,000 and $3,000 of legal costs. Related to this issuance, the Company recorded a derivative liability and discount to the preferred stock of $41,392, which will be amortized to deemed dividends over the redemption period.

During 2019, holders converted 42,000 shares of Series A Preferred stock into 2,977,226 shares of common stock at the Variable Conversion Price as defined above, resulting in a loss on extinguishment of $23,000.

During the six months ended June 30, 2020, the holder of the series A preferred stock converted 148,200 shares of series A preferred stock and accrued dividends into 199,206,989 shares of common stock. Related to these conversions during the six months ended June 30, 2020, the Company recorded a reduction of the associated derivative liability for the conversion features of $191,927 and a reduction of the preferred stock discount of $177,313 and $116,672 of deemed dividend.

Rights and Privileges of the Series B Preferred Stock

On February 10, 2020, the Company designated and subsequently issued 1,000,000 shares of its newly formed Series B Super Voting Preferred Stock. Each share of Series B preferred stock has voting rights equal to 500 shares of common stock, is not entitled to receive dividends, is not convertible into shares of common stock. If the holder of the Series B preferred stock ceases to be a Board Member, the Company will repurchase any Series B preferred stock from the holder for a price of $0.001 per share. If the holder of the Series B preferred stock proposes to transfer any shares of Series B preferred stock, the Company will have 90 days to repurchase the shares for a price of $0.001 per share. The grant date fair value of the Series B preferred stock issued during the three months ended March 31, 2020 was $277,543 and was recorded to stock-based director compensation expense in the accompanying condensed consolidated statement of operations.

Common Stock

2020

During the six months ended June 30, 2020, the Company sold a total of 26,750,000 shares of common stock for proceeds of $151,250.

During the six months ended June 30, 2020, the Company issued a total of 819,264,782 shares of common stock for the conversion of debt, accrued interest and fees, and the conversion of series A preferred stock and accrued dividends.

During the six months ended June 30, 2020, the Company issued 62,579,483 shares of common stock for the cashless exercise of warrants.

During the six months ended June 30, 2020, the Company issued 26,828,800 shares of common stock for the conversion of accrued expenses owed to the CEO and VP of Operations.

2019

During the six months ended June 30, 2019, the Company sold a total of 1,500,000 shares of common stock for proceeds of $60,000.

Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock with a par value of $0.001 per share. The Company has designated 1,250,000 of these shares as Series A Convertible Preferred Stock (“Series A Preferred Stock”).

On April 9, 2019 and separately on June 11, 2019, the Company entered into a Series A Preferred Stock Purchase Agreement with an investor and issued 86,000 shares for net proceeds of $75,000 (after deducting $3,000 of direct legal costs) and on June 11, 2019, the Company issued 58,300 shares for net proceeds of $50,000 (after $3,000 deduction of direct legal costs).

On September 17, 2019, the Company entered into a Series A Preferred Stock Purchase Agreement with an investor. The Company issued 58,300 shares of net proceeds of $50,000 (after $3,000 deduction of direct legal costs).

Rights and Privileges of the Series A Preferred Stock

•	Voting – Series A Preferred Stock holders have no voting rights
•	Dividends – 8% cumulative dividend, compounded daily, payable solely upon redemption, liquidation, or conversion. (increases to 22% for an event of default)
•

Redemption – Company has the right to redeem the shares from the issuance date through 270 days following the issuance date using the table noted in the Certificate of Designations, Preferences, Rights and Limitations of Series A Convertible Preferred Stock agreement. After 270 days, except for the Mandatory Redemption, the Company does not have the right to redeem the shares.

•

Mandatory Redemption – 18 months after the Issuance Date or upon the occurrence of an Event of Default, the Company is required to redeem all of the shares of Series A Preferred Stock of the Holder. The Company shall make a cash payment in an amount equal to the total number of shares of Series A Preferred Stock held by the Holder multiplied by the then current Stated Value as adjusted (including but not limited to the addition of any accrued unpaid dividends and the Default Adjustment

•

Conversion – At any time after 6 months following the Issuance Date, the Holder may convert all or any part of the outstanding Series A Preferred Stock into shares of Common Stock. The Variable Conversion Price is defined as 75% of the Market Price. The Market Price is defined as the average of the 3 lowest Trading Prices for the Common Stock during the 15 day Trading Period ending on the last complete Trading Day prior to the Conversion Date.

•	Default Adjustments – Upon the occurrence of any Event of Default, the Stated Value will be increased between 150% and 200%, depending on the Event of Default.

Based on the terms of the conversion feature, the Company could be required to issue an infinite number of shares of common stock. As such, the Company has determined the conversion feature to be a derivative liability under relevant accounting guidance. The Company estimated the fair value of the conversion feature using the Binomial Lattice Model on the date of issuance, on the date of each conversion notice, and will remeasure the fair value at each reporting period. On the issuance dates of the series A preferred stock, the combined estimated fair value of the conversion features were determined to be $207,000. In connection with the fair value of the derivative liability, the Company recorded a total discount to the series A preferred stock of $161,000 and also recorded a deemed distribution of $55,000. During the year ended December 31, 2019, the Company recorded accrued dividends of $8,000 and a deemed dividend of $38,000 related to the accretion of the discount using the effective interest method. The Company expects to record additional deemed dividends related to accretion of the discount of $64,000 during the year ending December 31, 2020 and $58,000 for the year ending December 31, 2021.

During October 2019 through December 2019, holders converted 42,000 shares of Series A Preferred stock into 2,977,226 shares of common stock at the Variable Conversion Price as defined above, resulting in a loss on extinguishment of $23,000.

Common Stock

2019

During the year ended December 31, 2019, the Company sold 4,000,000 shares of common stock for proceeds of $135,000.

During the year ended December 31, 2019, the Company issued 150,000 shares of common stock for services valued at $6,000.

During the year ended December 31, 2019, the Company issued 100,000 shares of common stock in connection with the issuance of a convertible debenture valued at $5,000 (see Note 7).

During the year ended December 31, 2019, the Company issued 300,000 shares of common stock in connection with the conversion of principal under a convertible debenture, along with related fees, valued at $7,165 (see Note 7).

During the year ended December 31, 2019, the Company issued 2,977,226 shares of common stock in connection with conversions of Series A Preferred Stock valued at $80,122 (see Note above).

2018

During the year ended December 31, 2018, the Company sold 21,597,222 shares of common stock for proceeds of $1,294,594.

During the year ended December 31, 2018, the Company issued 1,524,021 shares of common stock for services valued at $77,403.

During the year ended December 31, 2018, the Company issued 4,379,210 shares of common stock in connection with the conversion of principal under convertible debentures valued at $218,812 (see Note 7).